Shareholder Report, Line Graph (Details) 190996_Buffalo Growth Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 01, 2019	Mar. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Buffalo Growth Fund Institutional Class
Accumulated Value	$ 466,719	$ 449,470	$ 330,094	$ 376,985	$ 343,529	$ 222,691	$ 250,000	$ 510,238
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	499,505	465,873	360,323	394,141	352,149	216,670	250,000	$ 589,843
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Growth Index
Accumulated Value	$ 576,853	$ 538,186	$ 390,121	$ 437,754	$ 387,877	$ 236,058	$ 250,000	$ 684,989